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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BHR Capital LLC
Address: 545 Madison Avenue, 10th Floor, New York, NY, 10022

Form 13F File Number: 28-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael N. Thompson
Title: Managing Partner
Phone: (212) 378-0830

Signature, Place, and Date of Signing:


     /s/ Michael N. Thompson        New York, NY     2/14/12
---------------------------------  --------------  ------------
             (Name)                 (City, State)     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:  16 items

Form 13F Information Table Value Total:  $540,051
                                       (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                         FORM 13F INFORMATION TABLE

         Column 1               Column 2    Column 3  Column 4 Column 5                   Column 6  Column 7 Column 8
---------------------------- -------------- --------- -------- ---------                 ---------- -------- ---------
                                                                                                              Voting
                                                        FMV      Total                   Investment   Other  Authority
        Name of Issuer       Title of Class   CUSIP   (x$1000)  Shares   SH/PRN PUT/CALL Discretion  Manager   Sole
---------------------------- -------------- --------- -------- --------- ------ -------- ---------- -------- ---------
ALBEMARLE CORP                  COM         012653101   16,601   322,289   SH               Sole               322,289
BARRICK GOLD CORP               COM         067901108   13,375   300,000   SH               Sole               300,000
BLUEGREEN CORP                  COM         096231105    2,997 1,066,482   SH               Sole             1,066,482
CENTRAL PAC FINL CORP         COM NEW       154760409   18,088 1,400,000   SH               Sole             1,400,000
COMMUNITY HEALTH SYS INC NEW    COM         203668108   36,977 2,119,000   SH               Sole             2,119,000
HCA HOLDINGS INC                COM         40412C101    9,123   414,097   SH               Sole               414,097
JPMORGAN CHASE & CO             COM         46625H100   23,275   700,000   SH               Sole               700,000
KKR FINANCIAL HLDGS LLC         COM         48248A306   34,731 3,978,391   SH               Sole             3,978,391
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   54,967 1,691,798   SH               Sole             1,691,798
MBIA INC                        COM         55262C100    5,795   500,000   SH               Sole               500,000
MPG OFFICE TR INC               COM         553274101    4,475 2,248,514   SH               Sole             2,248,514
ROWAN COS INC                   COM         779382100   20,144   664,154   SH               Sole               664,154
SEAGATE TECHNOLOGY PLC          SHS         G7945M107   23,643 1,441,629   SH               Sole             1,441,629
SEAGATE TECHNOLOGY PLC          SHS         G7945M107    5,740   350,000          CALL      Sole               350,000
SIX FLAGS ENTMT CORP NEW        COM         83001A102  225,973 5,479,465   SH               Sole             5,479,465
WESTERN DIGITAL CORP            COM         958102105   44,147 1,426,400   SH               Sole             1,426,400
                                                       540,051